Net foreign exchange loss (Tables)	12 Months Ended
Dec. 31, 2025
Net foreign exchange loss
Schedule of net foreign exchange (loss) gain

	2025				2024				2023
	ZiG	Other	Total		RTGS$	ZiG	Other	Total	RTGS$	Other	Total
Unrealised foreign exchange gains (losses)	91	(1,144)	(1,053)		—	(1,706)	23	(1,683)	(614)	609	(5)
Taxation and VAT	205	—	205		—	(1,363)	—	(1,363)	(554)	—	(554)
Cash, receivables and intercompany loans	(114)	(1,144)	(1,258)		—	(343)	23	(320)	(60)	609	549

Realised foreign exchange (losses) gains	(2,201)	(57)	(2,258)		(6,792)	(1,217)	(30)	(8,039)	(6,740)	(27)	(6,767)
Bullion sales receivable	(37)	—	(37)		(1,437)	(373)	—	(1,810)	(2,554)	—	(2,554)
Cash and cash equivalents	45	(57)	(12)	(1)	(3,006)	(152)	(30)	(3,188)	(1,509)	27	(1,482)
Taxation, VAT and other receivables	(3,463)	—	(3,463)		(3,490)	(1,040)	—	(4,530)	(3,803)	(54)	(3,857)
Trade and other payables	1,254	—	1,254		1,141	348	—	1,489	1,126	—	1,126

Net foreign exchange (loss) gain	(2,110)	(1,201)	(3,311)		(6,792)	(2,923)	(7)	(9,722)	(7,354)	582	(6,772)

(1)	Losses incurred due to cash held by way of Letter of credit (“LC”) denominated in RTGS$. Delays in conversion of the LC resulted in a devaluation of the asset when the RTGS$ devaluated.